Convertible Debt, Unsecured Senior Notes and Long-term Loans (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 22, 2022 USD ($) item	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Convertible Debt and Unsecured Senior Notes
Amount withdrawn						$ 4,982,000	$ 880,353,000
Laons repaid						100,000,000
Net proceeds from issuance of the Notes						321,707,000
Unsecured senior notes | 2024 Senior Notes
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount			$ 800,000,000		$ 800,000,000	$ 800,000,000
Coupon interest (as a percent)			3.50%		3.50%	3.50%
Net proceeds to the company from the issuance			$ 793,300,000
Issuance costs			$ 6,700,000
Interest expense						$ 29,300,000
Unsecured senior notes | 2030 Unsecured Senior Notes
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount		$ 750,000,000			$ 750,000,000	$ 750,000,000
Coupon interest (as a percent)		3.375%			3.375%	3.375%
Net proceeds to the company from the issuance		$ 740,300,000
Issuance costs		$ 9,700,000
Interest expense						$ 26,300,000	26,300,000	$ 26,300,000
Convertible Debt [Member]
Convertible Debt and Unsecured Senior Notes
Coupon interest (as a percent)					1.375%	1.375%
Convertible Debt [Member] | 2022 Convertible Notes
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount				$ 900,000,000
Coupon interest (as a percent)				1.25%
Due date of the Notes				Nov. 15, 2022
Net proceeds to the company from the issuance				$ 879,300,000
Issuance costs				$ 20,700,000
Interest expense							13,200,000		$ 15,400,000
Convertible Debt [Member] | 2030 Unsecured Senior Notes
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount					$ 330,000,000	$ 330,000,000
Convertible Debt [Member] | Convertible Senior 2030 Notes
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount					$ 330,000,000	$ 330,000,000
Coupon interest (as a percent)					1.375%	1.375%
Repurchase price						100.00%
Net proceeds to the company from the issuance						$ 317,400,000
Issuance costs						12,600,000
Interest expense						500,000
Convertible Debt [Member] | ADS | 2030 Unsecured Senior Notes
Convertible Debt and Unsecured Senior Notes
Collateral posted					$ 0	$ 0
Convertible Debt [Member] | ADS | Convertible Senior 2030 Notes
Convertible Debt and Unsecured Senior Notes
Company lent | shares					6,233,785	6,233,785
Loan processing fee per share | $ / shares						$ 0.00025
Outstanding number of borrowed | shares					6,233,785	6,233,785
Additional issuance cost						$ 2,000,000
Term and revolving facilities agreement
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount	$ 1,200,000,000
Number of arrangers | item	23
Maturity term (in years)	5 years
Laons repaid					$ 100,000,000
Term and revolving facilities agreement | SOFR
Convertible Debt and Unsecured Senior Notes
Margin rate						1.28%
Term and revolving facilities agreement | 2027 Loans
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount	$ 900,000,000
Interest expense						$ 63,900,000	$ 2,800,000
Maturity term (in years)	5 years
Amount withdrawn						900,000,000
Term and revolving facilities agreement | Revolving facility
Convertible Debt and Unsecured Senior Notes
Aggregate principal amount	$ 300,000,000
Maturity term (in years)	5 years
Amount withdrawn						$ 5,000,000